Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.13%	1.61%	3.97%
Linked Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.14%	2.89%	4.94%
A
Prospectus [Line Items]
Average Annual Return, Percent	4.02%	1.81%	4.17%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	0.32%	2.73%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.99%	1.01%	2.91%
C
Prospectus [Line Items]
Average Annual Return, Percent	6.42%	1.93%	3.90%
F
Prospectus [Line Items]
Average Annual Return, Percent	8.51%	2.96%	[1]
I
Prospectus [Line Items]
Average Annual Return, Percent	8.44%	2.89%	4.87%
R
Prospectus [Line Items]
Average Annual Return, Percent	7.97%	2.44%	4.41%
Z
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	2.96%	4.94%

[1]	The inception date for Class F shares is April 3, 2017. Since inception and through December 31, 2025, Class F shares had a return before taxes of 4.62%.